Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Schedule of expenses recognized in comprehensive income (loss)
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Current service cost	$281	$264	$282
Past service cost(1)	415
Interest expenses, net	23	23	23
Total employee benefit expenses	716	287	305

Actual return on plan assets	$349	$35	$158

Schedule of expenses presented in statement of comprehensive income (loss)
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Cost of revenues	$499	$195	$201
Research and development	90	45	62
Selling and marketing	62	22	16
General and administrative	65	25	26

	$716	$287	$305

Schedule of plan liabilities, net
	December 31,
	2021	2020
	U.S. Dollars in thousands

Defined benefit obligation	$5,434	$5,606
Fair value of plan assets	4,154	4,200
Total liabilities, net	$1,280	$1,406

Schedule of changes in present value of defined benefit obligation
	2021	2020
	U.S. Dollars in thousands

Balance at January 1,	$5,606	$5,058
Interest costs	84	84
Current service cost	281	264
Past service cost	415	-
Benefits paid	(1,309)	(102)
Demographic assumptions	10)	(3)
Financial assumptions	33)	(124)
Past Experience	149	33
Currency Exchange	165	396
Balance at December 31,	$5,434	$5,606

Schedule of changes in fair value of plan assets
	2021	2020
	U.S. Dollars in thousands

Balance at January 1,	$4,200	$3,789
Expected return	62	61
Contributions by employer	189	187
Benefits paid	(780)	(102)
Demographic assumptions	0	0
Financial assumptions	0	0
Past Experience	362	(29)
Currency exchange	121	294
Balance at December 31,	$4,154	$4,200

Schedule of principal assumptions underlying defined benefit plan
	2021	2020	2019
	%

Discount rate of the plan liability	3.1	1.8	2.8
Future salary increases	3.0	3.0	3.1